Short-Term Investment	12 Months Ended
Oct. 31, 2023
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT

NOTE 5 – SHORT-TERM INVESTMENT

Short-term investment comprised of the following:

	As of October 31, 2023
	Level 1	Level 2	Level 3	Total
Bank Wealth Management	-	43,733	-
	-	43,733	-

	As of October 31, 2022
	Level 1	Level 2	Level 3	Total
Bank Wealth Management	-	265,836	-	265,836
Securities	-	568,467	-	568,467
	-	834,303	-	834,303